Note 13 - Restricted Share Units (Details Narrative)	12 Months Ended
Nov. 30, 2016 shares
Restricted Stock Units (RSUs) [Member]
Note 13 - Restricted Share Units (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	330,000